Borrowings (Short-Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Borrowings [Abstract]
Securities Sold under Agreements to Repurchase	$ 28,697	$ 21,794